FINANCIAL RISK MANAGEMENT (Schedule of Concentration of Currency Risk) (Details)	Dec. 31, 2017	Dec. 31, 2016
NIS per $1
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange rate per dollar	3.467	3.845
Percentage increase (decrease) in exchange rate	(9.80%)	(1.50%)
Euro per $1
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange rate per dollar	0.835	0.951
Percentage increase (decrease) in exchange rate	(12.20%)	3.50%